FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 5, 2023

Filed Via EDGAR (CIK #0000083293)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: Franklin Gold and Precious Metals Fund (Registrant)

  File Nos. 002-30761 and 811-01700

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 27, 2023.

Sincerely yours,

FRANKLIN GOLD AND PRECIOUS METALS FUND

/s/ NAVID J. TOFIGH

Navid J, Tofigh

Vice President and Secretary

NJT:dm